DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

October 3, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	DWS Enhanced Commodity Strategy Fund and DWS Health and Wellness Fund (the “Funds”), each a series of Deutsche DWS Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 187 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on September 26, 2018.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Sincerely yours,

/s/ Caroline Pearson

Caroline Pearson

Managing Director

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C.